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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:   CGM Capital Development Fund
                                    The CGM Funds
                                    222 Berkeley Street
                                    Boston, MA 02116

2. Name of each series or class of funds for which this notice is filed: CGM Capital Development Fund

3.    Investment Company Act File Number: 811-933
      Securities Act File Number: 2-16252

4.    Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: []

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 273,600 Shares, $8,391,330

9.    Number and aggregate sale price of securities sold during the fiscal year:
      4,232,722 Shares, $124,490,310

10. Number and aggregate sale price of securities and during the fiscal year in reliance upon registration pursuant to rule 24f-2: 3,959,122 Shares, $115,939,894

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 0

12.   Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year in reliance on rule 24f-2 (from Item
             10):                                                  $ 115,939,894
      (ii)   Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if
             applicable):                                          +          $0

      (iii)  Aggregate price of shares redeemed or repurchased
             during the fiscal year (if applicable):               -  49,937,780
                                                                    ------------
      (iv)   Aggregate price-of shares redeemed or
             repurchased and previously applied as a
             reduction to filing fees pursuant to rule 24e-2
             (if applicable):                                      +          $0

      (v)    Net aggregate price of securities sold and
             issued during the fiscal year, in reliance on
             rule 24e-2 (line (i), plus line (ii), less line
             (iii), plus line (iv)) (if applicable):                 $66,002,114
                                                                     -----------

      (vi)   Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or regulation (see instruction C.6):                  x      1/3300

      (vii)  Fee due [line (i) or line (v) multiplied by
             line (vi)]:                                              $20,000.64
                                                                      ==========

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a): [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/19/97


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title) /s/ Frank N. Strauss
                                  ------------------------
                                   Frank N. Strauss
                                   Treasurer

      Date: 2/20/97